COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

 18. COMMITMENTS AND CONTINGENCIES

The Group leases apartments and offices under non‑cancelable operating lease agreements. Rental cost and rental expenses, including apartments and offices, were RMB574,178, RMB2,460,401 and RMB6,662,423 for the years ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2019, future minimum lease commitments, all under apartment and office non‑cancelable operating lease agreements, were as follows:

Year ending December 31,	Apartment	Office	Total
2020	7,966,226	39,006	8,005,232
2021	6,956,235	17,126	6,973,361
2022	5,373,594	4,547	5,378,141
2023	3,992,683	1,002	3,993,685
2024 and thereafter	3,445,786	209	3,445,995

Except for those disclosed above, the Group did not have any significant capital or other commitments or long‑term obligations as of December 31, 2018 and 2019.